Cover	Mar. 31, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 5, 2021, Ultra Clean Holdings, Inc. (“Ultra Clean”) filed a Form 8-K (the “Prior 8-K”) to report the completion, on March 31, 2021, of its acquisition of Ham-Let (Israel-Canada) Ltd. (“Ham-Let”). This Form 8-K/A is being filed to amend Item 9.01 of the Prior 8-K to provide the financial statements and pro forma financial information described under Item 9.01 below that were not included in the Prior 8-K.
Document Period End Date	Mar. 31, 2021
Entity File Number	000-50646
Entity Registrant Name	ULTRA CLEAN HOLDINGS, INC.
Entity Central Index Key	0001275014
Entity Tax Identification Number	61-1430858
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	26462 CORPORATE AVENUE
Entity Address, City or Town	HAYWARD
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94545
City Area Code	510
Local Phone Number	576-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	UCTT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false